Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
United States	$ 653,622	$ 810,150	$ 681,910
Foreign	657,379	766,548	731,811
Income before income taxes	$ 1,311,001	$ 1,576,698	$ 1,413,721